Goodwill and Intangible Assets - Narrative (Details)	12 Months Ended
	Jun. 30, 2018 USD ($) years	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Disclosure of detailed information about intangible assets [line items]
Number of cash generating units	1
Impairment of goodwill | $	$ 0	$ 0	$ 0
Capitalised development expenditure
Disclosure of detailed information about intangible assets [line items]
Development costs qualified for capitalization | $	$ 0
Bottom of range | Acquired developed technology
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period of intangible assets material to entity | years	1
Top of range | Acquired developed technology
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period of intangible assets material to entity | years	3